UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6490

Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier International Growth Fund

SEMIANNUAL REPORT April 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier

International Growth Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Growth Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Remi Browne.

The six-month reporting period produced mixed results for most international stock markets. After rallying strongly when the global economy expanded and geopolitical concerns eased in the final weeks of 2004, equities gave back some of their gains during the first few months of 2005 as rising energy prices and currency fluctuations took their toll on investor sentiment in most markets.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle in the United States. However, your financial advisor can help you diversify your portfolio in a way that allows you to participate in the longer-term gains of the world’s financial markets while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Remi Browne, Portfolio Manager

How did Dreyfus Premier International Growth Fund perform relative to its benchmark?

For the six-month period ended April 30, 2005, the fund produced total returns of 7.13% for Class A shares, 6.85% for Class B shares, 6.78% for Class C shares, 7.12% for Class R shares and 7.15% for Class T shares.1 This compares with a 8.40% total return produced by the fund’s benchmark, the Morgan Stanley Capital International World ex U.S. Index, for the same period.2 In addition, the average total return of the funds reported in the Lipper International Multi-Cap Core Funds category was 7.96% for the same period.3

International stocks generally performed well during the reporting period. Energy-producing markets generally outperformed energy-consuming markets, and value-oriented stocks tended to produce higher returns than growth companies. As a result, the fund’s more growth-oriented holdings produced results that trailed those of its benchmark and Lipper category average, both of which contain a blend of growth and value investments. In addition, during this period the fund experienced larger transaction costs than usual, as a new portfolio manager was appointed.

What is the fund’s investment approach?

The fund invests primarily in growth stocks of foreign companies. Normally, the fund invests at least 80% of its assets in stocks, including common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

We manage our International Growth portfolios to capitalize on market inefficiencies that create investment opportunities in non-U.S. stock selection. Our strategy is to identify companies with improving business momentum that have not been recognized by the market.We believe the most reliable way to consistently add value in international

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

growth management is through careful stock selection and disciplined portfolio construction. By closely managing portfolio risk, we maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as large country or sector calls.

What other factors influenced the fund’s performance?

Stocks generally rose during the first three months of the reporting period, as investors were calmed by the resolution of the U.S. presidential election and encouraged by generally favorable economic news. Later in the reporting period, however, strong demand for energy from the emerging markets, including China and India, caused oil and gas prices to rise sharply, leading to concerns that long-dormant inflationary pressures might be resurfacing.

Not surprisingly, markets within oil-producing nations, such as Norway, tended to produce better performance, as did countries that export other raw materials used in manufacturing, such as Australia. Regions that contain a large number of shipping companies, such as Denmark, also fared well. In contrast, countries that are net importers of oil and commodities, such as Japan, performed relatively poorly.

Among individual stocks, Finland-based Fortum, a utility with a large oil & gas division, ranked as one of the fund’s better performers. In addition, the fund benefited from its stock selection strategy in industry groups that came under pressure during the reporting period. For example, the automobile industry was hurt by high fuel prices and rising interest rates. However, the fund received good results from Continental AG, the German tire and auto parts manufacturer, which benefited from demand in Europe for winter tires and strong demand in the U.S. for their anti-rollover systems for SUVs. Similarly, pharmaceutical stocks generally performed poorly as safety-related concerns led to the withdrawal of some major products. Nevertheless, Merck KGaA, a German-based pharmaceutical company, performed well due to strong performance within a division that manufacturers liquid crystals for flat panel televisions. Conversely, the consumer staples sector benefited from investors’ preference for value-oriented stocks.

4

Although the fund participated in this trend, our exposure to the Belgian brewer, InBev, hindered our returns in the sector, as the company reported declining demand in Western Europe and the U.S.

What is the fund’s current strategy?

Since assuming responsibility for the fund’s management on October 19, 2004, we have eliminated the fund’s emerging-markets holdings and redeployed those assets to developed markets, where we have identified a number of opportunities in the technology, telecommunications services and health care sectors. We believe that out-of-favor areas such as these traditional growth sectors currently are trading at attractive prices. Indeed, many technology and telecommunications services companies have fallen to levels more typically associated with value stocks. We believe that they are likely to rejoin the ranks of growth stocks as their valuations rise from today’s relatively low levels.

May 16, 2005

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share prices and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 31, 2005, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World ex U.S.
Index is an unmanaged index of global stock market performance, excluding the U.S., consisting solely of equity securities.
[3]	Source: Lipper Inc.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Growth Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.19	$ 11.03	$ 11.02	$ 5.91	$ 8.47
Ending value (after expenses)	$1,071.30	$1,068.50	$1,067.80	$1,071.20	$1,071.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.00	$ 10.74	$ 10.74	$ 5.76	$ 8.25
Ending value (after expenses)	$1,017.85	$1,014.13	$1,014.13	$1,019.09	$1,016.61

  Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class B, 2.15% for Class C, 1.15% for Class R and 1.65% for Class T Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
Common Stocks—98.4%	Shares	Value ($)

Australia—3.4%
BHP Billiton	48,900	617,435
BlueScope Steel	30,900	185,175
Oil Search	140,500	250,988
QBE Insurance Group	20,000	234,072
		1,287,670
Belgium—1.5%
Delhaize Group	4,500	296,730
InBev	7,900	251,285
		548,015
Canada—4.8%
Canadian National Railway	5,400	309,913
Canfor	10,900 [a]	131,434
Cognos	5,100 [a]	196,481
Gildan Activewear	4,600 [a]	195,232
Husky Energy	7,700	224,168
Oncolytics Biotech (Purchase Warrants October 2005)	29,734 [a]	—
Research In Motion	2,400 [a]	154,459
Sun Life Financial	6,800	212,173
TELUS	11,400	350,720
		1,774,580
Denmark—2.2%
AP Moller—Maersk	64	565,256
Novo Nordisk, Cl. B	5,300	267,133
		832,389
Finland—2.7%
Fortum	21,400	323,830
Nokia	43,000	686,822
		1,010,652
France—10.9%
BNP Paribas	6,232	410,440
Bouygues	9,900	394,433
France Telecom	10,400 [a]	304,287
Renault	5,600	468,814
Sanofi-Aventis	8,527	754,689
Societe Generale	4,100	408,554

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Suez	12,400	338,568
Total	2,848	631,713
Vivendi Universal	11,400	338,515
		4,050,013
Germany—7.8%
BASF	6,860	443,816
Continental	8,600	634,368
Deutsche Telekom	11,800	220,715
E.ON	4,900	412,487
Merck	4,800	366,132
Metro	3,900	207,504
SAP	2,000	314,420
ThyssenKrupp	17,300	318,188
		2,917,630
Greece—.6%
Alpha Bank	6,400	206,418
Hong Kong—1.3%
China Mobile (Hong Kong)	140,600	490,868
Italy—3.5%
Banca Intesa	90,600	433,231
ENI	12,602	316,339
Mediaset	43,000	559,022
		1,308,592
Japan—18.6%
Asahi Breweries	26,000	331,693
Asahi Glass	25,000	277,256
Canon	12,000	625,813
Eisai	11,900	396,519
Fuji Television Network	91	191,892
Honda Motor	11,400	549,275
Hoya	3,900	407,980
JFE Holdings	15,300	424,561
Kawasaki Kisen Kaisha	30,000	195,947
Mitsubishi	49,200	674,041
Mitsui & Co.	21,000	199,814
Ono Pharmaceutical	7,000	356,713

8

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Sankyo	18,200	379,403
Sanyo Shinpan Finance	3,400	230,425
Sumitomo Electric Industries	30,100	314,889
Takeda Pharmaceutical	13,200	643,236
Toyota Motor	11,700	426,012
Trend Micro	9,000	330,846
		6,956,315
Netherlands—3.1%
ING Groep	26,600	728,964
Randstad Holdings	4,500	184,678
Royal Dutch Petroleum	3,900	227,345
		1,140,987
Norway—1.1%
Norsk Hydro	2,245	176,643
Orkla	6,800	227,335
		403,978
Singapore—.5%
Keppel	28,000	183,170
South Africa—.6%
Old Mutual	91,800	221,087
Spain—2.5%
ACS	11,700	285,237
Gestevision Telecinco	8,000	182,867
Repsol YPF	18,700	475,050
		943,154
Sweden—2.8%
Telefonaktiebolaget LM Ericsson, Cl. B	139,700	414,075
Volvo, Cl. B	15,300	620,356
		1,034,431
Switzerland—7.0%
Baloise Holding	3,800	194,198
Compagnie Financiere Richemont, Cl. A	15,200	450,571
Credit Suisse Group	14,500	609,894
Logitech International	3,200 [a]	183,853
Novartis	12,914	627,940
Serono, Cl. B	287	182,814

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
UBS	2,355	188,668
Zurich Financial Services	1,100 [a]	185,652
		2,623,590
United Kingdom—23.5%
AstraZeneca	14,500	635,359
Aviva	15,600	175,958
BAE Systems	88,100	429,888
BP	80,300	817,394
Barclays	50,500	519,778
British American Tobacco	12,600	235,671
Burberry Group	24,200	166,759
Friends Provident	73,700	226,353
HBOS	17,000	251,070
ITV	183,600	424,762
O2	84,400 [a]	189,476
Reckitt Benckiser	11,300	366,642
Royal Bank of Scotland Group	6,000	180,904
SABMiller	53,700	795,635
Sage Group	55,200	206,521
Shire Pharmaceuticals	45,900	476,539
Tesco	112,722	664,789
Vodafone Group	569,832	1,486,342
Xstrata	30,900	531,267
		8,781,107
Total Common Stocks
(cost $33,496,303)		36,714,646

10

		Principal
Short-Term Investments—.4%		Amount ($)	Value ($)

U.S. Treasury Bills;
2.54%, 5/5/2005
(cost $149,958)		150,000	149,967

Total Investments (cost $33,646,261)		98.8%	36,864,613

Cash and Receivables (Net)		1.2%	440,199

Net Assets		100.0%	37,304,812

[a] Non-income producing.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Health Care	11.5	Multi-Industry	3.0
Telecommunications	9.5	Metals	2.7
Energy	8.3	Transportation	2.4
Miscellaneous	8.2	Data Processing	2.2
Automobiles	7.3	Machinery & Engineering	2.1
Banking	6.3	Utilities	2.0
Financial Services	5.3	Other	20.0
Beverages & Tobacco	4.4
Broadcasting & Media	3.6		98.8

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			33,646,261 36,864,613
Cash denominated in foreign currencies			471,321		468,357
Receivable for investment securities sold					311,905
Dividends receivable					182,214
Receivable for shares of Common Stock subscribed					3,226
Net unrealized appreciation on forward
currency exchange contracts—Note 4					22
Prepaid expenses					28,993
				37,859,330

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					18,588
Cash overdraft due to Custodian					97,901
Payable for investment securities purchased					389,460
Net unrealized depreciation on forward
currency exchange contracts—Note 4					41
Payable for shares of Common Stock redeemed					22
Accrued expenses					48,506
					554,518

Net Assets ($)				37,304,812

Composition of Net Assets ($):
Paid-in capital				51,408,916
Accumulated investment income—net					151,538
Accumulated net realized gain (loss) on investments				(17,471,550)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					3,215,908

Net Assets ($)				37,304,812

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	33,821,692	2,376,244	1,032,648	36,538	37,690
Shares Outstanding	3,753,065	283,939	129,336	3,974	4,285

Net Asset Value
Per Share ($)	9.01	8.37	7.98	9.19	8.80

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $50,381 foreign taxes withheld at source)	478,086
Interest	1,318
Total Income	479,404
Expenses:
Investment advisory fee—Note 3(a)	166,932
Shareholder servicing costs—Note 3(c)	98,316
Custodian fees	58,924
Registration fees	24,330
Distribution fees—Note 3(b)	12,630
Professional fees	12,070
Prospectus and shareholders’ reports	10,556
Directors’ fees and expenses—Note 3(d)	6,968
Miscellaneous	7,278
Total Expenses	398,004
Less-reduction in investment advisory fee
due to undertaking—Note 3(a)	(73,794)
Net Expenses	324,210
Investment Income—Net	155,194

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and
foreign currency transactions	2,930,053
Net realized gain (loss) on forward currency exchange contracts	(134,830)
Net Realized Gain (Loss)	2,795,223
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	728,325
Net Realized and Unrealized Gain (Loss) on Investments	3,523,548
Net Increase in Net Assets Resulting from Operations	3,678,742

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	155,194	406,996
Net realized gain (loss) on investments	2,795,223	11,166,897
Net unrealized appreciation
(depreciation) on investments	728,325	(4,092,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,678,742	7,481,394

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(980,993)	(890,802)
Class B shares	(32,498)	(44,821)
Class C shares	(14,421)	(17,827)
Class R shares	(334)	(542)
Class T shares	(505)	(23)
Total Dividends	(1,028,751)	(954,015)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	4,188,414	17,707,210
Class B shares	511,626	604,829
Class C shares	187,525	218,371
Class R shares	17,007	2,575
Class T shares	34,168	1,900
Dividends reinvested:
Class A shares	896,746	859,597
Class B shares	27,633	38,480
Class C shares	9,667	13,838
Class R shares	334	542
Class T shares	458	23
Cost of shares redeemed:
Class A shares	(19,199,627)	(8,432,151)
Class B shares	(447,576)	(755,411)
Class C shares	(41,718)	(175,208)
Class R shares	(20)	(8,184)
Class T shares	(50)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(13,815,413)	10,076,411
Total Increase (Decrease) in Net Assets	(11,165,422)	16,603,790

Net Assets ($):
Beginning of Period	48,470,234	31,866,444
End of Period	37,304,812	48,470,234
Undistributed investment income—net	151,538	1,025,095

14

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	458,166	2,215,299
Shares issued for dividends reinvested	98,112	116,793
Shares redeemed	(2,102,768)	(1,049,466)
Net Increase (Decrease) in Shares Outstanding	(1,546,490)	1,282,626

Class B [a]
Shares sold	60,065	81,111
Shares issued for dividends reinvested	3,247	5,609
Shares redeemed	(52,427)	(100,384)
Net Increase (Decrease) in Shares Outstanding	10,885	(13,664)

Class C
Shares sold	22,634	30,818
Shares issued for dividends reinvested	1,190	2,109
Shares redeemed	(5,181)	(24,606)
Net Increase (Decrease) in Shares Outstanding	18,643	8,321

Class R
Shares sold	1,805	320
Shares issued for dividends reinvested	36	72
Shares redeemed	(2)	(991)
Net Increase (Decrease) in Shares Outstanding	1,839	(599)

Class T
Shares sold	3,827	242
Shares issued for dividends reinvested	51	3
Shares redeemed	(6)	—
Net Increase (Decrease) in Shares Outstanding	3,872	245

a During the period ended April 30, 2005, 32,150 Class B shares representing $273,357 were automatically converted to 29,824 Class A shares and during the year ended October 31, 2004, 61,341 Class B shares representing $461,304 were automatically converted to 57,026 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class A Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	8.57	7.28	5.97	7.42	17.21	16.07
Investment Operations:
Investment income (loss)—net [a]	.03	.09	.03	(.00)[b]	(.04)	(.03)
Net realized and unrealized
gain (loss) on investments	.59	1.42	1.41	(1.45)	(4.91)	1.79
Total from Investment Operations	.62	1.51	1.44	(1.45)	(4.95)	1.76
Distributions:
Dividends from investment
income—net	(.18)	(.22)	(.13)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(4.84)	(.62)
Total Distributions	(.18)	(.22)	(.13)	—	(4.84)	(.62)
Net asset value, end of period	9.01	8.57	7.28	5.97	7.42	17.21

Total Return (%) [c]	7.13[d]	21.40	24.53	(19.54)	(39.33)	10.70

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[d]	1.95	2.02	1.83	1.51	1.37
Ratio of net expenses
to average net assets	.69[d]	1.95	2.02	1.83	1.51	1.37
Ratio of net investment income
(loss) to average net assets	.37[d]	1.08	.45	(.05)	(.37)	(.15)
Portfolio Turnover Rate	36.95[d]	174.49	122.55	146.03	223.72	221.46

Net Assets, end of period
($ x 1,000)	33,822	45,440	29,246	26,334	36,546	74,590

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	7.94	6.75	5.54	6.94	16.54	15.59
Investment Operations:
Investment income (loss)—net [a]	.01	.02	(.03)	(.07)	(.13)	(.20)
Net realized and unrealized
gain (loss) on investments	.54	1.33	1.30	(1.33)	(4.63)	1.77
Total from Investment Operations	.55	1.35	1.27	(1.40)	(4.76)	1.57
Distributions:
Dividends from investment
income—net	(.12)	(.16)	(.06)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(4.84)	(.62)
Total Distributions	(.12)	(.16)	(.06)	—	(4.84)	(.62)
Net asset value, end of period	8.37	7.94	6.75	5.54	6.94	16.54

Total Return (%) [b]	6.85[c]	20.30	23.07	(20.17)	(39.90)	9.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24[c]	2.78	3.04	2.80	2.42	2.18
Ratio of net expenses
to average net assets	1.07[c]	2.78	3.04	2.80	2.42	2.18
Ratio of net investment income
(loss) to average net assets	.09[c]	.24	(.60)	(1.11)	(1.30)	(1.13)
Portfolio Turnover Rate	36.95[c]	174.49	122.55	146.03	223.72	221.46

Net Assets, end of period
($ x 1,000)	2,376	2,168	1,936	1,965	3,520	10,047

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	7.59	6.47	5.30	6.67	16.02	15.16
Investment Operations:
Investment income (loss)—net [a]	.01	.02	(.02)	(.05)	(.11)	(.17)
Net realized and unrealized
gain (loss) on investments	.51	1.27	1.25	(1.32)	(4.40)	1.65
Total from Investment Operations	.52	1.29	1.23	(1.37)	(4.51)	1.48
Distributions:
Dividends from investment
income—net	(.13)	(.17)	(.06)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(4.84)	(.62)
Total Distributions	(.13)	(.17)	(.06)	—	(4.84)	(.62)
Net asset value, end of period	7.98	7.59	6.47	5.30	6.67	16.02

Total Return (%) [b]	6.78[c]	20.33	23.45	(20.54)	(39.56)	9.45

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24[c]	2.77	2.89	2.71	2.33	2.14
Ratio of net expenses
to average net assets	1.07[c]	2.77	2.89	2.71	2.33	2.14
Ratio of net investment income
(loss) to average net assets	.14[c]	.23	(.41)	(.93)	(1.17)	(.89)
Portfolio Turnover Rate	36.95[c]	174.49	122.55	146.03	223.72	221.46

Net Assets, end of period
($ x 1,000)	1,033	840	663	563	754	2,987

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	8.72	7.40	6.08	7.45	17.22	16.05
Investment Operations:
Investment income (loss)—net [a]	.07	.06	.11	.02	(.01)	(.02)
Net realized and unrealized
gain (loss) on investments	.55	1.45	1.30	(1.39)	(4.92)	1.81
Total from Investment Operations	.62	1.51	1.41	(1.37)	(4.93)	1.79
Distributions:
Dividends from investment
income—net	(.15)	(.19)	(.09)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(4.84)	(.62)
Total Distributions	(.15)	(.19)	(.09)	—	(4.84)	(.62)
Net asset value, end of period	9.19	8.72	7.40	6.08	7.45	17.22

Total Return (%)	7.12[b]	20.89	23.21	(18.26)	(39.10)	10.84

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77[b]	2.24	2.21	1.47	1.19	1.20
Ratio of net expenses
to average net assets	.57[b]	2.24	2.21	1.47	1.19	1.20
Ratio of net investment income
(loss) to average net assets	.76[b]	.69	1.24	.29	(.09)	(.13)
Portfolio Turnover Rate	36.95[b]	174.49	122.55	146.03	223.72	221.46

Net Assets, end of period
($ x 1,000)	37	19	20	32	734	1,502

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value,
beginning of period	8.39	7.17	5.84	7.33	17.13	22.65
Investment Operations:
Investment income (loss)—net [b]	.06	(.03)	(.06)	(.09)	(.08)	(.06)
Net realized and unrealized
gain (loss) on investments	.54	1.39	1.39	(1.40)	(4.88)	(5.46)
Total from Investment Operations	.60	1.36	1.33	(1.49)	(4.96)	(5.52)
Distributions:
Dividends from investment
income—net	(.19)	(.14)	—	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(4.84)	—
Total Distributions	(.19)	(.14)	—	—	(4.84)	—
Net asset value, end of period	8.80	8.39	7.17	5.84	7.33	17.13

Total Return (%) [c]	7.15[d]	19.22	22.77	(20.33)	(39.62)	(24.37)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[d]	3.75	3.47	2.72	1.93	1.16[d]
Ratio of net expenses
to average net assets	.82[d]	3.75	3.47	2.72	1.93	1.16[d]
Ratio of net investment income
(loss) to average net assets	.57[d]	(.44)	(1.05)	(1.14)	(.81)	(.36)[d]
Portfolio Turnover Rate	36.95[d]	174.49	122.55	146.03	223.72	221.46

Net Assets, end of period
($ x 1,000)	38	3	1	1	7	16

[a]	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier International Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series including the fund.The fund’s investment objective is to maximize capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 300 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments in registered investment companies are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

22

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $20,056,324 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2004. If not applied, $15,504,095 of the carryover expires in fiscal 2009, $3,503,697 expires in fiscal 2010 and $1,048,532 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 was as follows: ordinary income $954,015.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2005, the fund did not borrow under either line of credit.

NOTE 3-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable

24

monthly. Dreyfus has undertaken from November 1, 2004 through October 31, 2005, that if the aggregate expenses of the fund exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.15% of the value of the fund’s average daily net assets the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $73,794 during the period ended April 30, 2005.

During the period ended April 30, 2005, the Distributor retained $3,765 from commissions earned on sales of the fund’s Class A shares and $656 and $218 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2005, Class B, Class C and Class T shares were charged $8,977, $3,619 and $34, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class A, Class B, Class C and Class T shares were charged $51,383, $2,993, $1,206 and $34, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2005, the fund was charged $23,974 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $23,790, Rule 12b-1 distribution plan fees $2,139, shareholder services plan fees $7,924 and transfer agency per account fees $8,246, which are offset against an expense reimbursement currently in effect in the amount of $23,511.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2005, amounted to $16,101,622 and $30,604,050, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the

26

date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2005:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Canadian Dollar,
expiring 5/2/2005	10,000	7,985	7,944	(41)
Sales:		Proceeds ($)
Euro,
expiring 5/2/2005	6,191	7,985	7,963	22
Total				(19)

At April 30, 2005, accumulated net unrealized appreciation on investments was $3,218,352, consisting of $3,735,953 gross unrealized appreciation and $517,601 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

28

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 29

For More	Information

Dreyfus Premier	Transfer Agent &
International Growth Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus Premier Greater China Fund

SEMIANNUAL REPORT April 30, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Greater China Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Greater China Fund, covering the six-month period from November

1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Adrian Au.

The six-month reporting period produced mixed results for most international stock markets. After rallying strongly when the global economy expanded and geopolitical concerns eased in the final weeks of 2004, equities gave back some of their gains during the first few months of 2005 as rising energy prices and currency fluctuations took their toll on investor sentiment in most markets.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle in the United States. However, your financial advisor can help you diversify your portfolio in a way that allows you to participate in the longer-term gains of the world’s financial markets while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Adrian Au, Portfolio Manager

How did Dreyfus Premier Greater China Fund perform relative to its benchmark?

For the six-month period ended April 30, 2005, the fund’s Class A, B, C, R and T shares produced total returns of 6.52%, 6.13%, 6.14%, 6.71% and 6.41%, respectively.1 In contrast, the fund’s benchmark, the Hang Seng Index, produced a total return of 7.86% for the same period.2

Despite the potentially adverse influence of higher energy prices and rising interest rates on global equities, Greater China’s stock markets fared relatively well as concerns surrounding the sustainability of China’s economic growth subsided. The fund’s returns underperformed its benchmark marginally. Our focus on companies that have benefited from ongoing growth in consumer spending, as well as some well-timed trades in the technology sector, fell short to keep pace with the larger-cap companies which were generally lifted by the currency speculation.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.The fund normally invests at least 80% of its assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.The fund’s investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.To determine where the fund will invest, the portfolio manager analyzes several factors, including economic and political trends in Greater China; the current financial condition and future prospects of individual companies and sectors in the region; and the valuation of one market or company relative to that of another.

The portfolio manager seeks companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality management with a commitment to increasing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision. Generally, the companies in which the fund invests are leaders in their respective industries, with strong recognition.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of the region’s currencies versus the U.S. dollar, the fund may engage in currency hedging.

What other factors influenced the fund’s performance?

China’s gross domestic product grew at a stronger-than-expected annualized 9.5% rate in the first quarter of 2005. The Chinese government has taken steps to slow its economy by imposing import quotas on iron ore and a capital gains tax on real estate transactions.

The fund benefited from gains in private consumption. For example, athletic product retailer Li Ning registered double-digit earnings growth, helping to support a substantial increase in its stock price. In addition, the tourism liberalization agreement between China and Hong Kong stimulated an influx of tourists from the mainland, benefiting business at the affordable, lower-rated hotels operated by Far East Consortium.

Our decision during the reporting period to move back into the technology sector also positively contributed to the fund’s performance. Because the technology industry previously had suffered from an oversupply of new products, expectations for technology companies were low, and equity valuations became more attractive. Companies that proved able to deliver high earnings growth were subsequently rated upward by investors. For example, integrated circuit designers Solomon Systech and MediaTek saw higher demand for their products used in telephone handsets and DVDs at the same time that they benefited from lower manufacturing costs.

During the reporting period, international pressure on China to revalue its currency, the renminbi, increased.The prospect of a possible currency revaluation led to strong inflows of capital into China’s markets from overseas investors, boosting the valuations of some Chinese stocks.

4

Capital inflows also benefited Hong Kong, where the resulting low interest rates proved to be especially beneficial to the real estate sector.Because we believe changes in capital flows could create heightened volatility in real estate prices, we have maintained less exposure than the benchmark to Hong Kong large-cap property stocks. This decision detracted from the fund’s overall performance during the reporting period.

What is the fund’s current strategy?

Despite government attempts to slow its economic growth rate to a less torrid pace, we expect China’s economy to grow at a higher rate than most other parts of the world.Accordingly, we have continued to favor companies that we believe are poised to benefit from further growth in consumer consumption.We recently have found a number of opportunities among companies expected to participate in the infrastructure construction needed to facilitate the transportation of goods and human resources. In the wake of recent international criticism, we expect China to change its benchmark for the renminbi from the U.S. dollar to a basket of currencies. Such a move may hurt profits of Chinese exporters, an area of relatively light exposure for the fund.

May 16, 2005
Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
A significant portion of the fund’s past performance was attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Hang Seng Index is a capitalization-weighted index of approximately 33 companies that represent 70 percent of the total market capitalization of the
Stock Exchange of Hong Kong.The components of the index are divided into 4 subindices:
Commerce, Finance, Utilities and Properties.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Greater China Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.99	$ 14.11	$ 14.06	$ 8.61	$ 11.62
Ending value (after expenses)	$1,065.20	$1,061.30	$1,061.40	$1,067.10	$1,064.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.74	$ 13.76	$ 13.71	$ 8.40	$ 11.33
Ending value (after expenses)	$1,015.12	$1,011.11	$1,011.16	$1,016.46	$1,013.54

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
Common Stocks—92.5%	Shares		Value ($)

China—36.8%
China Fire Safety Enterprise Group Holdings	10,300,000		848,695
China International Marine Containers, Cl. B	320,000		474,857
China Life Insurance, Cl. H	5,790,000	[a]	3,805,921
China Petroleum & Chemical, Cl. H	11,100,000		4,383,933
China Shineway Pharmaceutical Group	2,302,000		1,185,016
China Shipping Development, Cl. H	3,528,000		3,122,623
China Telecom, Cl. H	10,830,000		3,687,185
Dongfang Electrical Machinery, Cl. H	3,197,000		3,020,603
FU JI Food and Catering Services Holdings	2,284,000		1,715,665
Golden Meditech	9,330,000		1,799,010
Golding Soft	5,220,000	[a]	12,054
HC International	7,230,000	[a]	1,586,622
Harbin Power Equipment, Cl. H	4,252,000		1,344,455
Ping An Insurance Group Co. of China, Cl. H	2,210,000		3,385,286
Shandong Chenming Paper Holdings, Cl. B	2,750,000		2,167,366
Shanghai Zhenhua Port Machinery, Cl. B	2,039,372		2,366,741
Shenzhen Chiwan Wharf Holdings, Cl. B	715,854		1,755,897
Shenzhen Expressway, Cl. H	5,534,000		2,033,436
Tencent Holdings	6,386,000		4,450,835
Tong Ren Tang Technologies, Cl. H	942,000		1,824,179
Weichai Power, Cl. H	1,116,000		3,876,683
Weiqiao Textile, Cl. H	3,183,500		4,206,266
ZTE, Cl. H	1,189,000		3,420,667
			56,473,995
Hong Kong—45.3%
Asia TeleMedia	5,136,000	[a]	84,339
Cheung Kong Holdings	537,000		5,079,767
Cheung Kong Holdings (warrants)	25,040,000	[a]	337,302
China Force Oil and Grains Industrial Holdings	4,070,000		519,556
China Gas Holdings	14,390,000	[a]	2,541,293

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
China Mengniu Dairy	8,033,000	5,329,818
Cofco International	10,904,000	4,619,023
Dream International	1,336,000	200,427
Far East Consortium	10,238,000	4,401,871
Far East Pharmaceutical Tech	16,264,000 [b]	141,883
Global Bio-Chem Technology Group	2,500,000	1,641,930
Great Eagle	1,338,000	3,036,625
HSBC Holdings	300,000	4,824,952
Hongkong Land Holdings	1,294,000	3,745,819
Hua Han Bio-Pharmaceutical Holdings	11,700,000	1,540,706
JCG Holdings	2,664,000	2,405,883
Li Ning	8,874,000	3,815,787
Lifestyle International Holdings	3,986,000	6,259,185
Lung Kee (Bermuda) Holdings	6,815,000	4,684,184
MediaNation	360,000 [a]	12,983
Playmates Holdings	15,358,000	3,110,304
Playmates Holdings (warrants)	3,071,600 [a]	—
Regal Hotels International Holdings	25,350,000	2,362,164
SNP Leefung Holdings	990,000	203,283
Silver Grant International	9,108,000	4,458,671
Tianjin Development	4,000,000	1,557,062
Wharf Holdings	809,000	2,708,097
		69,622,914
Taiwan—9.6%
Advanced Semiconductor Engineering	3,000,000 [a]	2,011,429
CTCI Corp	3,869,000	2,172,030
Everlight Electronics	410	529
Hotai Motor	1,151,000	2,582,687
MediaTek	442,000	3,380,565
Phoenixtec Power	1,660,000	1,827,401
United Microelectronics	4,731,800 [a]	2,810,180
		14,784,821

8

Common Stocks (continued)	Shares		Value ($)

United States—.8%
Far East Energy	1,250,000	[a]	1,237,500
Far East Energy (warrants)	625,000	[a]	—
			1,237,500

Total Investments (cost $134,809,051)	92.5%		142,119,230
Cash and Receivables (Net)	7.5%		11,544,621
Net Assets	100.0%		153,663,851

[a] Non-income producing.
[b] The valuation of this security has been determined in good faith under the direction of the Board of Directors.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	24.5	Telecom	4.7
Industrial	18.5	Utilities	4.0
Consumer Discretionary	14.0	Energy	2.9
Consumer Staples	9.4	Healthcare	.7
Info Technology	8.9
Material	4.9		92.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES April 30, 2005 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			134,809,051 142,119,230
Cash					2,719,572
Cash denominated in foreign currencies				9,143,927	9,145,904
Dividends receivable					1,068,964
Receivable for investment securities sold					935,374
Receivable for shares of Common Stock subscribed					286,587
Prepaid expenses					39,300
				156,314,931

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					254,029
Payable for investment securities purchased					1,945,709
Payable for shares of Common Stock redeemed					342,922
Accrued expenses					108,420
					2,651,080

Net Assets ($)				153,663,851

Composition of Net Assets ($):
Paid-in capital				144,810,164
Accumulated investment (loss)—net					(156,324)
Accumulated net realized gain (loss) on investments					1,699,386
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					7,310,625

Net Assets ($)				153,663,851

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	79,122,655	23,018,263	45,568,329	4,112,623	1,841,981
Shares Outstanding	3,833,087	1,158,015	2,291,248	197,011	91,024

Net Asset Value
Per Share ($)	20.64	19.88	19.89	20.88	20.24
See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends	1,579,489
Interest	831
Total Income	1,580,320
Expenses:
Investment advisory fee—Note 3(a)	939,876
Shareholder servicing costs—Note 3(c)	344,876
Distribution fees—Note 3(b)	253,875
Custodian fees	109,810
Registration fees	33,420
Professional fees	24,306
Directors' fees and expenses—Note 3(d)	16,407
Prospectus and shareholders' reports	12,457
Miscellaneous	7,073
Total Expenses	1,742,100
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(9,068)
Net Expenses	1,733,032
Investment (Loss)—Net	(152,712)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,124,740
Net realized gain (loss) on forward currency exchange contracts	(115,775)
Net Realized Gain (Loss)	3,008,965
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	5,794,656
Net Realized and Unrealized Gain (Loss) on Investments	8,803,621
Net Increase in Net Assets Resulting from Operations	8,650,909

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income (loss)—net	(152,712)	899,227
Net realized gain (loss) on investments	3,008,965	(400,644)
Net unrealized appreciation
(depreciation) on investments	5,794,656	(5,651,270)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,650,909	(5,152,687)

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(478,111)	(91,264)
Class B shares	(17,881)	—
Class C shares	(42,014)	(5,190)
Class R shares	(40,559)	(8,663)
Class T shares	(3,939)	(465)
Net realized gain on investments:
Class A shares	(603,177)	(412,697)
Class B shares	(183,278)	(91,748)
Class C shares	(362,645)	(210,736)
Class R shares	(38,686)	(23,881)
Class T shares	(6,946)	(4,117)
Total Dividends	(1,777,236)	(848,761)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	17,965,520	78,450,964
Class B shares	3,428,684	19,920,859
Class C shares	9,631,698	41,279,005
Class R shares	547,702	8,924,974
Class T shares	1,118,896	1,802,812

12

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A shares	824,935	383,253
Class B shares	152,463	61,671
Class C shares	219,860	144,305
Class R shares	68,811	28,793
Class T shares	7,761	4,479
Cost of shares redeemed:
Class A shares	(13,258,510)	(39,661,537)
Class B shares	(2,214,198)	(4,554,206)
Class C shares	(6,753,633)	(13,508,216)
Class R shares	(1,611,645)	(5,269,158)
Class T shares	(142,204)	(1,173,834)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,986,140	86,834,164
Total Increase (Decrease) in Net Assets	16,859,813	80,832,716

Net Assets ($):
Beginning of Period	136,804,038	55,971,322
End of Period	153,663,851	136,804,038
Undistributed investment income (loss)—net	(156,324)	578,892

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	861,149	3,742,736
Shares issued for dividends reinvested	39,641	19,584
Shares redeemed	(634,744)	(1,932,729)
Net Increase (Decrease) in Shares Outstanding	266,046	1,829,591

Class B [a]
Shares sold	170,588	973,776
Shares issued for dividends reinvested	7,589	3,254
Shares redeemed	(110,492)	(232,597)
Net Increase (Decrease) in Shares Outstanding	67,685	744,433

Class C
Shares sold	478,412	2,036,870
Shares issued for dividends reinvested	10,933	7,611
Shares redeemed	(336,168)	(679,968)
Net Increase (Decrease) in Shares Outstanding	153,177	1,364,513

Class R
Shares sold	25,837	415,887
Shares issued for dividends reinvested	3,272	1,457
Shares redeemed	(76,244)	(254,213)
Net Increase (Decrease) in Shares Outstanding	(47,135)	163,131

Class T
Shares sold	53,275	83,926
Shares issued for dividends reinvested	380	233
Shares redeemed	(7,045)	(55,383)
Net Increase (Decrease) in Shares Outstanding	46,610	28,776

a During the period ended April 30, 2005, 6,398 Class B shares representing $129,105 were automatically converted to 6,167 Class A shares and during the period ended October 31, 2004, 12,136 Class B shares representing $250,968 were automatically converted to 11,723 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class A Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	19.64	19.18	12.26	12.32	18.20	14.45
Investment Operations:
Investment income (loss)—net [a]	.02	.21	.10	.09	.03	(.34)
Net realized and unrealized
gain (loss) on investments	1.27	.48	6.88	(.11)	(1.24)	4.26
Total from
Investment Operations	1.29	.69	6.98	(.02)	(1.21)	3.92
Distributions:
Dividends from investment
income—net	(.13)	(.04)	(.06)	(.04)	—	(.11)
Dividends from net realized
gain on investments	(.16)	(.19)	—	—	(4.67)	(.06)
Total Distributions	(.29)	(.23)	(.06)	(.04)	(4.67)	(.17)
Net asset value, end of period	20.64	19.64	19.18	12.26	12.32	18.20

Total Return (%) [b]	6.52[c]	3.70	57.25	(.19)	(10.04)	27.06

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[c]	2.09	2.82	3.80	4.63	4.59
Ratio of net expenses
to average net assets	.97[c]	2.09	2.25	2.25	2.25	2.25
Ratio of net investment income
(loss) to average net assets	.07[c]	1.02	.68	.61	.19	(1.46)
Portfolio Turnover Rate	86.38[c]	154.41	194.40	327.93	553.68	488.33

Net Assets, end of period
($ x 1,000)	79,123	70,072	33,324	5,165	3,151	3,712
[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	18.89	18.56	11.89	12.00	17.97	14.34
Investment Operations:
Investment income (loss)—net [a]	(.07)	.08	.00[b]	(.01)	(.07)	(.49)
Net realized and unrealized
gain (loss) on investments	1.24	.44	6.67	(.10)	(1.23)	4.23
Total from
Investment Operations	1.17	.52	6.67	(.11)	(1.30)	3.74
Distributions:
Dividends from investment
income—net	(.02)	—	—	—	—	(.05)
Dividends from net realized
gain on investments	(.16)	(.19)	—	—	(4.67)	(.06)
Total Distributions	(.18)	(.19)	—	—	(4.67)	(.11)
Net asset value, end of period	19.88	18.89	18.56	11.89	12.00	17.97

Total Return (%) [c]	6.13[d]	2.88	56.10	(1.00)	(10.73)	25.95

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.38[d]	2.87	3.66	4.58	5.40	5.33
Ratio of net expenses
to average net assets	1.37[d]	2.86	3.00	3.00	3.00	3.00
Ratio of net investment income
(loss) to average net assets	(.33)[d]	.38	.01	(.08)	(.49)	(2.17)
Portfolio Turnover Rate	86.38[d]	154.41	194.40	327.93	553.68	488.33

Net Assets, end of period
($ x 1,000)	23,018	20,601	6,420	1,565	947	961
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	18.91	18.57	11.90	12.01	17.98	14.32
Investment Operations:
Investment income (loss)—net [a]	(.06)	.07	(.01)	(.00)[b]	(.06)	(.54)
Net realized and unrealized
gain (loss) on investments	1.22	.46	6.68	(.11)	(1.24)	4.29
Total from
Investment Operations	1.16	.53	6.67	(.11)	(1.30)	3.75
Distributions:
Dividends from investment
income—net	(.02)	(.00)[b]	(.00)[b]	—	—	(.03)
Dividends from net realized
gain on investments	(.16)	(.19)	—	—	(4.67)	(.06)
Total Distributions	(.18)	(.19)	(.00)[b]	—	(4.67)	(.09)
Net asset value, end of period	19.89	18.91	18.57	11.90	12.01	17.98

Total Return (%) [c]	6.14[d]	2.90	56.08	(.92)	(10.83)	26.10

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	2.83	3.42	4.55	5.41	5.33
Ratio of net expenses
to average net assets	1.36[d]	2.83	2.97	3.00	3.00	3.00
Ratio of net investment income
(loss) to average net assets	(.32)[d]	.33	(.08)	(.00)[e]	(.46)	(2.28)
Portfolio Turnover Rate	86.38[d]	154.41	194.40	327.93	553.68	488.33

Net Assets, end of period
($ x 1,000)	45,568	40,423	14,363	984	515	492
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e]	Amount represents less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	19.88	19.38	12.36	12.41	18.27	14.49
Investment Operations:
Investment income (loss)—net [a]	.02	.28	.14	.11	.06	(.28)
Net realized and unrealized
gain (loss) on investments	1.31	.48	6.97	(.08)	(1.25)	4.26
Total from
Investment Operations	1.33	.76	7.11	.03	(1.19)	3.98
Distributions:
Dividends from investment
income—net	(.17)	(.07)	(.09)	(.08)	—	(.14)
Dividends from net realized
gain on investments	(.16)	(.19)	—	—	(4.67)	(.06)
Total Distributions	(.33)	(.26)	(.09)	(.08)	(4.67)	(.20)
Net asset value, end of period	20.88	19.88	19.38	12.36	12.41	18.27

Total Return (%)	6.71[b]	3.96	57.93	.10	(9.78)	27.40

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[b]	1.80	2.56	3.63	4.42	4.37
Ratio of net expenses
to average net assets	.83[b]	1.80	1.92	2.00	2.00	2.00
Ratio of net investment income
(loss) to average net assets	.12[b]	1.28	1.04	.78	.46	(1.24)
Portfolio Turnover Rate	86.38[b]	154.41	194.40	327.93	553.68	488.33

Net Assets, end of period
($ x 1,000)	4,113	4,854	1,570	310	290	329

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value,
beginning of period	19.26	18.83	12.07	12.15	17.99	28.76
Investment Operations:
Investment income (loss)—net [b]	.05	.18	.21	.10	.01	(.24)
Net realized and unrealized
gain (loss) on investments	1.18	.46	6.64	(.13)	(1.18)	(10.53)
Total from
Investment Operations	1.23	.64	6.85	(.03)	(1.17)	(10.77)
Distributions:
Dividends from investment
income—net	(.09)	(.02)	(.09)	(.05)	—	—
Dividends from net realized
gain on investments	(.16)	(.19)	—	—	(4.67)	—
Total Distributions	(.25)	(.21)	(.09)	(.05)	(4.67)	—
Net asset value, end of period	20.24	19.26	18.83	12.07	12.15	17.99

Total Return (%) [c]	6.41[d]	3.44	57.16	(.32)	(9.78)	(37.48)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[d]	2.43	3.46	5.80	8.28	3.13[d]
Ratio of net expenses
to average net assets	1.12[d]	2.40	2.36	2.50	2.50	1.67[d]
Ratio of net investment income
(loss) to average net assets	.28[d]	.85	1.51	.69	.06	(1.04)[d]
Portfolio Turnover Rate	86.38[d]	154.41	194.40	327.93	553.68	488.33

Net Assets, end of period
($ x 1,000)	1,842	855	295	20	2	1

[a]	From May 1, 2000 (commencement of initial offering) to October 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Greater China Fund (the “fund”) is a separate non-diversified portfolio of Dreyfus Premier International Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 200 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments in registered investment companies are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

22

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statements of Operations.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 was as follows: ordinary income $848,761.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $5 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2005, the fund did not borrow under either line of credit.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee payable monthly at the annual rate of .625 of 1% of the value of the fund’s average daily net assets.

During the period ended April 30, 2005, the Distributor retained $49,037 and $206 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $38,129 and $20,384 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T

24

shares. During the period ended April 30, 2005, Class B, Class C and Class T shares were charged $84,706, $167,757 and $1,412, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005, Class A, Class B, Class C and Class T shares were charged $96,490, $28,235, $55,919 and $1,412, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2005, the fund was charged $63,643 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $158,622, Rule 12b-1 distribution plan fees $42,938, shareholder services plan fees $30,869 and transfer agency per account fees $21,600.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4-Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2005, amounted to $126,352,385 and $124,014,398, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2005, there were no forward currency exchange contracts outstanding.

At April 30, 2005, accumulated net unrealized appreciation on investments was $7,310,179, consisting of $13,055,580 gross unrealized appreciation and $5,745,401 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

28

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Item 11. Controls and Procedures.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 27, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	June 27, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)